Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Property, plant and equipment, balance	R$ 19,153.8	R$ 19,140.1
Property, plant and equipment, balance	18,822.3	19,153.8
Property, plant and equipment, balance	18,822.3	19,153.8
Land and buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	6,052.0	5,474.3
Property, plant and equipment, balance	6,376.0	6,052.0
Property, plant and equipment, balance	6,052.0	6,052.0
Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	9,689.0	9,807.0
Property, plant and equipment, balance	9,565.1	9,689.0
Property, plant and equipment, balance	9,689.0	9,689.0
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,672.1	1,726.2
Property, plant and equipment, balance	1,623.3	1,672.1
Property, plant and equipment, balance	1,672.1	1,672.1
Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,740.7	2,132.6
Property, plant and equipment, balance	1,257.9	1,740.7
Property, plant and equipment, balance	1,740.7	1,740.7
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	37,419.4	36,685.6
Effect of movements in foreign exchange	18.7	(2,652.7)
Business combinations	204.2	700.4
Acquisitions	3,175.5	4,009.3
Disposals	(706.8)	(1,012.7)
Transfer to other asset categories	(310.9)	(173.0)
Others	35.0
Property, plant and equipment, balance	39,835.1	37,419.4
Property, plant and equipment, balance	37,419.4	37,419.4
Acquisitions through exchange transaction of shareholdings		433.9
Disposals through exchange transaction of shareholdings		(571.4)
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	8,330.2	7,718.3
Effect of movements in foreign exchange	3.1	(474.7)
Business combinations	228.9	283.4
Acquisitions	10.2	8.4
Disposals	(25.9)	(106.0)
Transfer to other asset categories	415.4	800.6
Others
Property, plant and equipment, balance	8,961.9	8,330.2
Property, plant and equipment, balance	8,330.2	8,330.2
Acquisitions through exchange transaction of shareholdings		221.2
Disposals through exchange transaction of shareholdings		(121.0)
Gross carrying amount [member] | Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	22,764.3	22,369.6
Effect of movements in foreign exchange	34.6	(1,528.0)
Business combinations	(24.7)	360.4
Acquisitions	626.1	819.4
Disposals	(555.5)	(693.1)
Transfer to other asset categories	1,657.8	1,595.3
Others	36.2
Property, plant and equipment, balance	24,538.8	22,764.3
Property, plant and equipment, balance	22,764.3	22,764.3
Acquisitions through exchange transaction of shareholdings		185.0
Disposals through exchange transaction of shareholdings		(344.3)
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	4,584.2	4,465.1
Effect of movements in foreign exchange	(27.3)	(427.4)
Business combinations		56.0
Acquisitions	171.8	276.0
Disposals	(125.4)	(210.3)
Transfer to other asset categories	473.2	526.1
Others
Property, plant and equipment, balance	5,076.5	4,584.2
Property, plant and equipment, balance	4,584.2	4,584.2
Acquisitions through exchange transaction of shareholdings
Disposals through exchange transaction of shareholdings		(101.3)
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,740.7	2,132.6
Effect of movements in foreign exchange	8.3	(222.6)
Business combinations		0.6
Acquisitions	2,367.4	2,905.5
Disposals		(3.3)
Transfer to other asset categories	(2,857.3)	(3,095.0)
Others	(1.2)
Property, plant and equipment, balance	1,257.9	1,740.7
Property, plant and equipment, balance	1,740.7	1,740.7
Acquisitions through exchange transaction of shareholdings		27.7
Disposals through exchange transaction of shareholdings		(4.8)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(18,265.6)	(17,545.5)
Effect of movements in foreign exchange	(116.7)	1,137.1
Disposals	654.3	928.8
Transfer to other asset categories	33.0	61.4
Others	7.8	11.4
Property, plant and equipment, balance	(21,012.8)	(18,265.6)
Depreciation	(3,200.4)	(3,083.8)
Impairment losses	(125.2)	(120.9)
Property, plant and equipment, balance	(18,265.6)	(18,265.6)
Disposals through exchange transaction of shareholdings		345.9
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(2,278.2)	(2,244.0)
Effect of movements in foreign exchange	(12.1)	95.6
Disposals	5.3	95.3
Transfer to other asset categories	(1.9)
Others
Property, plant and equipment, balance	(2,585.9)	(2,278.2)
Depreciation	(299.0)	(277.8)
Impairment losses		(0.1)
Property, plant and equipment, balance	(2,278.2)	(2,278.2)
Disposals through exchange transaction of shareholdings		52.8
Accumulated depreciation, amortisation and impairment [member] | Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(13,075.3)	(12,562.6)
Effect of movements in foreign exchange	(104.9)	804.8
Disposals	539.5	646.0
Transfer to other asset categories	29.7	21.7
Others	7.8	11.4
Property, plant and equipment, balance	(14,973.7)	(13,075.3)
Depreciation	(2,245.5)	(2,117.6)
Impairment losses	(125.0)	(120.7)
Property, plant and equipment, balance	(13,075.3)	(13,075.3)
Disposals through exchange transaction of shareholdings		241.7
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(2,912.1)	(2,738.9)
Effect of movements in foreign exchange	0.3	236.7
Disposals	109.5	187.5
Transfer to other asset categories	5.2	39.7
Others
Property, plant and equipment, balance	(3,453.2)	(2,912.1)
Depreciation	(655.9)	(688.4)
Impairment losses	(0.2)	(0.1)
Property, plant and equipment, balance	(2,912.1)	(2,912.1)
Disposals through exchange transaction of shareholdings		51.4
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance
Effect of movements in foreign exchange
Disposals
Transfer to other asset categories
Others
Property, plant and equipment, balance
Depreciation
Impairment losses
Property, plant and equipment, balance
Disposals through exchange transaction of shareholdings